Summary of Significant Accounting Policies	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES
Unaudited Interim Financial Information
The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the consolidated accounts of the Company and its wholly-owned subsidiaries. The Consolidated Balance Sheet at December 31, 2020 has been derived from the audited consolidated financial statements of the Company at that date. Certain notes and other information have been condensed or omitted from the interim financial statements presented herein. The financial data and other information disclosed in these Notes to Consolidated Financial Statements related to the three and six months ended June 30, 2021 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated statements and, in the opinion of management, reflect all adjustments, which are of a normal recurring nature, necessary for a fair statement of the Company’s financial condition and results of operations and cash flows for the interim period presented. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the full year ending December 31, 2021 or any future period.
Liquidity
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. To date, the Company has been funded primarily by preferred stock financings, cash from operations, and debt proceeds.
Management believes that currently available resources will provide sufficient funds to enable the Company to meet its obligations for at least one year past the issuance date of these financial statements. The Company may need to raise additional capital through equity or debt financing to fund future operations until it generates positive operating cash flows. There can be no assurance that such additional equity or debt financing will be available on terms acceptable to the Company, or at all.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expense during the reporting period. These estimates made by management include the determination of allowance balances for the Company’s inventories on hand, allowance for doubtful accounts, warranty liabilities and certain assumptions used in the valuation of equity awards, including the estimated fair value of convertible preferred stock, the estimated fair value of common stock warrants and assumptions used to estimate the fair value of stock-based compensation expense. Actual results could differ materially from those estimates.
Impact of
COVID-19
The extensive impact caused by the
COVID-19
pandemic has resulted and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. In an effort to halt the outbreak of
COVID-19,
a number of countries, states, counties and other jurisdictions have imposed, and may impose in the future, various measures, including, but not limited to, voluntary and mandatory quarantines, stay-at-home
orders, travel restrictions, limitations on gatherings of people, reduced operations and extended closures of businesses.
The timing of customer orders and the Company’s ability to fulfill orders received was impacted by various
COVID-19-related
government mandates, resulting in a reduction in units sold. The Company has also witnessed certain current and prospective customers delaying purchases based on budget constraints or project delays related to
COVID-19.
The broader and long-term implications of the
COVID-19
pandemic on the Company’s workforce, operations and supply chain, customer demand, results of operations and overall financial performance remain uncertain.
The impact of
COVID-19
and measures to prevent its spread have been impactful and continue to affect business in the following ways.

•	Our workforce
Employee health and safety is a priority. In response to
COVID-19,
the Company established new protocols to help protect the health and safety of its workforce, including restricting employee travel, recommending that all non-essential
personnel work from home and cancelled or reduced physical participation in sales activities, meetings, events and conferences and implemented additional safety protocols for essential workers.

•	Operations and supply chain
The Company has experienced some production delays as a result of
COVID-19,
including impacts to our sourcing, manufacturing, and logistics channels.

•	Demand for our products
The Company continues to engage with current and potential customers and believes some customers may continue to delay purchases because their development programs may also be delayed as a result of
COVID-19.
Business Combination
In February 2020, the Company purchased all of the outstanding equity interests of Zenith in an acquisition that meets the definition of a business combination, for which the acquisition method of accounting was used, see Note 13 of these Consolidated Financial Statements. The acquisition was recorded on the date that the Company obtained control over the acquired business. The consideration paid was determined on the acquisition date and the acquisition-related costs, such as professional fees, were excluded from the consideration transferred and were recorded as expense in the period incurred. Assets acquired and liabilities assumed by the Company were recorded at their estimated fair values, while goodwill was measured as the excess of the consideration paid over the fair value of the net identifiable assets acquired and liabilities assumed.
Net Loss Per Share Attributable to Common Stockholders
The Company follows
the two-class
method to include the dilutive effect of securities that participated in dividends, if and when declared, when computing net income per common share. The two-class
method determines net income per common share for each class of common stock and participating securities according to dividends, if and when declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The anti-dilutive effect of potentially dilutive securities is excluded from the computation of net loss per share because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
The Company’s participating securities include convertible preferred stock, as the holders are entitled to receive noncumulative dividends on a pari passu
basis in the event that a dividend is paid on common stock. The Company also considers any unvested common shares subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock, as well as the holders of unvested common shares subject to repurchase, do not have a contractual obligation to share in losses.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase and any shares issuable by the exercise of warrants for nominal consideration.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on
the nature of such securities. For periods in which the Company reports a net loss, the diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
Accounts Receivable, net
Accounts receivable consist of balances due from customers for hardware, professional services and hosted services. Accounts receivable are recorded at invoiced amounts, are non-interest
bearing and are presented net of the associated allowance for doubtful accounts on the Consolidated Balance Sheets. The allowance for doubtful accounts totaled $104 and $131 as of June 30, 2021 and December 31, 2020, respectively. The provision for doubtful accounts is recorded in general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss and totaled $(42) and $(27) for the three and six months ended June 30, 2021, respectively. There was no provision for doubtful accounts for the three or six months ended June 30, 2020. No write-offs of accounts receivable deemed uncollectable occurred during the three and six months ended June 30, 2021 and 2020. The Company evaluates the collectability of the accounts receivable balances and has determined the allowance for doubtful accounts based on a combination of factors, which include the nature of relationship and the prior experience the Company has with the account and an evaluation for current and projected economic conditions as of the Consolidated Balance Sheets date. Accounts receivable determined to be uncollectible are charged against the allowance for doubtful accounts. Actual collections of accounts receivable could differ from management’s estimates.
Significant Customers
A significant customer represents 10% or more of the Company’s total revenue or net accounts receivable balance at each respective Consolidated Balance Sheet date. The significant customers of the Company are also limited partners of an investor in the Company with approximately 29% and 32% ownership as of June 30, 2021 and December 31, 2020, respectively. The investor does not exert control or influence on these limited partners and, as such these limited partners do not meet the definition of related parties. Revenue as a percentage of total revenue and net accounts receivable as a percentage of total net accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	As of		For the three months ended June 30,		For the six months ended June 30,
	June 30, 2021	December 31, 2020	2021	2020	2021	2020
Customer A	13%	30%	18%	*	27%	17%
Customer B	20%	30%	*	*	*	*
Customer C	*	*	*	15%	*	27%
Customer D	*	*	*	12%	*	*
Customer E	*	*	*	10%	*	*
Customer F	*	*	*	42%	*	*

*	Total less than 10% for the respective period
Warranty Allowance
The Company provides its customers with limited service warranties associated with product replacement and related services. The warranty typically lasts one year following the installation of the product. The estimated warranty costs, which are expensed at the time of sale and included in cost of revenue, are based on the results of product testing, industry and historical trends and warranty claim rates incurred and are adjusted for identified current or anticipated future trends as appropriate. Actual warranty claim costs could differ from these estimates. For the three months ended June 30, 2021 and 2020 warranty expense included in cost of revenue was $80 and $164, respectively. Warranty expense included in cost of revenue for the six months ended June 30, 2021 and 2020, was $388 and $225, respectively. As of June 30, 2021 and December 31, 2020, the Company’s warranty allowance was $792 and $3,336, respectively.
During the year ended December 31, 2020, the Company identified a deficiency with batteries contained in certain hardware sold and has included the expected cost of repair and replacement for these batteries in its warranty allowance. As of June 30, 2021 and December 31, 2020, $528 and $3,166 is included in the Company’s warranty allowance related to the cost of remaining repairs for this identified deficiency, respectively.
Convertible Preferred Stock
The Company assessed the provisions of its convertible preferred stock including redemption rights, dividends and voting rights to determine the appropriate classification. The Company determined that its shares of convertible preferred stock are appropriately classified as mezzanine equity because they are contingently redeemable into cash upon the occurrence of an event not solely within the Company’s control. When it is probable that a convertible preferred share will become redeemable, adjustments are recorded to adjust the carrying values. No adjustments have been recorded during the six months ended June 30, 2021 or year ended December 31, 2020. Refer to Note 7 for more information on the rights, preferences, privileges and restrictions associated with the convertible preferred stock.
Fair Value of Financial Instruments
Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going
fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy.
Level 1: Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.
Level 2: Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.
Level 3: Unobservable inputs are used when little or no market data is available.
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the six months ended June 30, 2021 or year ended December 31, 2020 , respectively. The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.
Revenue Recognition
The Company derives its revenue primarily from sales of systems that consist of hardware devices, professional installation services and hosted services to assist property owners and property managers with visibility and control over assets, while providing all-in-one
home control offerings for residents. Revenue is recognized when control of these products and services are transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those products and services.
The Company may enter into contracts that may contain multiple distinct performance obligations. The transaction price for a typical arrangement includes the price for the smart device hardware, installation services, a hardware hub device, and a subscription to our proprietary software. The subscription is for the hub device only and there is no support or ongoing subscription for other smart device hardware. The Company considers the hardware, installation services and the combination of the hardware hub device and proprietary software (the “hosted services”) to be separate performance obligations. The hardware hub device and the subscription are not sold separately. The hardware performance obligation includes the delivery of hardware, the installation services performance obligation includes the services to install the hardware and the hosted services performance obligation allows the customer access to software during the contracted-use
term when the promised service is transferred to the customer. The Company partners with several manufactures to offer a range of compatible hardware products for its customers. The Company maintains control of the hardware purchased from manufacturers prior to it being transferred to the customer. The company has discretion in establishing the price the customer will pay for the good or service. Consequently, the Company is primarily responsible for fulfilling the promise to provide the product and the Company is considered the principal in these arrangements.
For each performance obligation identified, the Company estimates the standalone selling price, which represents the price at which the Company would sell the good or service separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price, considering available information such as market conditions, review of historical pricing data, and internal pricing guidelines related to the performance obligations. The Company then allocates the transaction price among those obligations based on the estimation of the standalone selling price.
Payments are received by the Company by credit card, check or automated clearing house (“ACH”) payments and payment terms are determined by individual contracts and generally range from due upon receipt to net 30 days. Taxes collected from customers and remitted to governmental authorities are not included in reported revenue. Payments received from customers in advance of revenue recognition are reported as deferred revenue.
The Company applies the practical expedient that allows for inclusion of the future auto-renewals in the initial measurement of the transaction price. The Company only applies these steps when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services it transfers to a customer.
Timing of Revenue Recognition is as follows.

•	Hardware Revenue
Hardware revenue includes the smart home devices which connect to the hardware hub device which is separately discussed in Hosted Services Revenue below. The Company’s performance obligation for hardware revenue is considered satisfied, and revenue is recognized, at a point in time when the hardware device is shipped to the customer. The Company generally provides a one year warranty period on hardware devices. Warranty costs are recognized as a component of cost of revenue in the accompanying Consolidated Statements of Operations and Comprehensive Loss.

•	Professional Services Revenue
Professional services consist of installations, do not result in significant customization of the product and are generally performed from two to four weeks in duration. Installations can be performed by the Company, contracted out to a third-party or the customer can perform the installation themselves. The Company’s professional services contracts are generally arranged on a fixed price basis and revenue is recognized over time as installations are completed.

•	Hosted Services Revenue
Hosted services include recurring monthly subscription revenue generated from fees that provide customers access to one or more of the Company’s software applications including access controls, asset monitoring and related services. These arrangements have contractual terms typically ranging from one-month
to seven-years and include recurring fixed plan subscription fees. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Customers are granted continuous access to the services over the contractual period. Accordingly, any fixed consideration related to subscription service is recognized on a straight-line basis over the contract term beginning on the date the subscription service is made available to the customer. Variable consideration is immaterial.
The Company also sells the hardware hub device, which only functions with the subscription to the Company’s proprietary software applications and related hosting services and is sold only on an integrated basis. The Company considers the hub device and hosting services subscription a single performance obligation and therefore defers the recognition of revenue for the hub devices. The estimated average in-service
life of the hub device is four years. When a hub device is included in a contract that does not require a long-term service commitment, the customer obtains a material right to renew the service because purchasing a new device is not required upon renewal. If a contract contains a material right, proceeds are allocated to the material right and recognized over the period of benefit, which is generally four years.
Cost of Revenue
Cost of revenue consists primarily of direct costs of products and services together with the indirect cost of customer care and support over the life of the service arrangement.

•	Hardware
Cost of hardware revenue consists primarily of direct costs of proprietary products, hardware devices, supplies purchased from third-party providers, shipping costs, indirect costs related to warehouse facilities (including depreciation and amortization of capitalized assets and right-of-use
assets), infrastructure costs, personnel-related costs associated with the procurement and distribution of products and warranty expenses together with the indirect cost of customer care and support.

•	Professional Services
Cost of professional services revenue consists primarily of direct costs related to personnel-related expenses for installation and supervision of installation services, general contractor expenses and travel expenses associated with the installation of products and indirect costs that are also primarily personnel-related expenses in connection with training of and ongoing support for customers and residents.

•	Hosted Services
Cost of hosted services revenue consists primarily of the amortization of the direct costs of the hardware hub device consistent with the revenue recognition period noted above in Hosted Services Revenue, warehouse facility (including depreciation and amortization of capitalized assets and right-of-use
assets) and infrastructure costs associated with providing software applications together with the indirect cost of customer care and support over the life of the service arrangement.
Deferred Cost of Revenue
Deferred cost of revenue includes all direct costs included in cost of revenue for hosted services and the hub device that have been deferred to future periods.
Research and Development
These expenses relate to the research and development of new products and services and enhancements to the Company’s existing product offerings. Costs related to preliminary project activities and post-implementation activities are expensed as incurred.
Advertising
Advertising costs are expensed as incurred and recorded as a component of sales and marketing expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss. The Company incurred $244 and $163 of advertising costs for the three months ended June 30, 2021 and 2020, respectively, and incurred $400 and $364 of advertising costs during the six months ended June 30, 2021 and 2020 respectively.
Segments
The Company has one operating segment and one reportable segment as its chief operating decision maker, who is its Chief Executive Officer, reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s principal operations are in the United States and the Company’s long-lived assets are located primarily within the United States. The Company held $7,041 and $7,941 of assets outside the United States at June 30, 2021 and December 31, 2020, respectively.
Recent Accounting Guidance Not Yet Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) 2016-13,
 “Financial Instruments—Credit Losses (Topic 326)”
which modifies the measurement of expected credit losses of certain financial instruments. This update is effective for fiscal years beginning after December 15, 2022 and must be applied using a modified-retrospective approach, with early adoption permitted. The adoption of
ASU 2016-13 may
have an impact on the Company’s accounting for accounts receivable and bad debt expense included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss. The Company is evaluating the extent of such impact.
In December 2019, the FASB issued ASU
No. 2019-12,
“
Income Taxes (Topic 740)”
, which simplifies the accounting for income taxes, primarily by eliminating certain exceptions found in the Accounting Standards Codification, section 740. This standard is effective for fiscal periods beginning after December 15, 2021. The Company does not plan to early adopt this standard and is currently evaluating the impact of this guidance on its Consolidated Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the consolidated accounts of the Company and its wholly-owned subsidiaries.
Foreign Currency
The Company’s functional and reporting currency is United States Dollars (“USD”). The Company’s foreign subsidiary has a functional currency other than USD. Revenue and expense transactions are translated using average exchange rates for the period, and assets and liabilities are translated using period end exchange rates. Foreign currency translation gains and losses are included as a component of other comprehensive income.
Liquidity
The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. To date, the Company has been funded primarily by preferred stock financings, cash from operations, and debt proceeds.
Management believes that currently available resources will provide sufficient funds to enable the Company to meet its obligations for at least one year past the issuance date of these financial statements.
The Company may need to raise additional capital through equity or debt financing to fund future operations until it generates positive operating cash flows. There can be no assurance that such additional equity or debt financing will be available on terms acceptable to the Company, or at all.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expense during the reporting period. These estimates made by management include the determination of allowance balances for the Company’s inventories on hand, allowance for doubtful accounts, warranty liabilities and certain assumptions used in the valuation of equity awards, including the estimated fair value of convertible preferred stock, the estimated fair value of common stock warrants and assumptions used to estimate the fair value of stock-based compensation expense. Actual results could differ materially from those estimates.
Impact of
COVID-19
The extensive impact of the pandemic caused by the
COVID-19
pandemic has resulted and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. In an effort to halt the outbreak of
COVID-19,
a number of countries,
states, counties and other jurisdictions have imposed, and may impose in the future, various measures, including, but not limited to, voluntary and mandatory quarantines, stay-at-home
orders, travel restrictions, limitations on gatherings of people, reduced operations and extended closures of businesses.
The timing of customer orders and the Company’s ability to fulfill orders received was impacted by various
COVID-19-related
government mandates, resulting in a reduction in units sold. The Company has also witnessed certain current and prospective customers delaying purchases based on budget constraints or project delays related to
COVID-19.
The broader and long-term implications of the
COVID-19
pandemic on our workforce, operations and supply chain, customer demand, results of operations and overall financial performance remain uncertain.
The impact of
COVID-19
and measures to prevent its spread have been impactful and continue to affect business in the following ways.
•
Our workforce
Employee health and safety is a priority. In response to
COVID-19,
the Company established new protocols to help protect the health and safety of its workforce, including restricting employee travel, recommending that all non-essential
personnel work from home and cancelled or reduced physical participation in sales activities, meetings, events and conferences and implemented additional safety protocols for essential workers.
•
Operations and supply chain
The Company has experienced some production delays as a result of
COVID-19
impacts to our sourcing, manufacturing, and logistics channels.
•
Demand for our products
Revenue for the Company’s products in the year ended December 31, 2020 was less than anticipated based growth projections in 2019. The Company continues to engage with current and potential customers and believes some customers may continue to delay purchases because their development programs may also be delayed as a result of
COVID-19.
Business Combinations
During 2020, the Company purchased all of the outstanding equity interests of Zenith in an acquisition that meets the definition of a business combination, for which the acquisition method of accounting was used, see Note 13 of these Consolidated Financial Statements. The acquisition was recorded on the date that the Company obtained control over the acquired business. The consideration paid was determined on the acquisition date and the acquisition-related costs, such as professional fees, were excluded from the consideration transferred and were recorded as expense in the period incurred. Assets acquired and liabilities assumed by the Company were recorded at their estimated fair values, while goodwill was measured as the excess of the consideration paid over the fair value of the net identifiable assets acquired and liabilities assumed.

Net Loss Per Share Attributable to Common Stockholders
The Company follows the
two-class
method to include the dilutive effect of securities that participated in dividends, if and when declared, when computing net income per common share. The two-class
method determines net income per common share for each class of common stock and participating securities according to dividends, if and when declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The anti-dilutive effect of potentially dilutive securities is excluded from the computation of net loss per share because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
The Company’s participating securities include convertible preferred stock, as the holders are entitled to receive noncumulative dividends on a pari
 passu
 basis in the event that a dividend is paid on common stock. The Company also considers any unvested common shares subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. The holders of convertible preferred stock, as well as the holders of unvested common shares subject to repurchase, do not have a contractual obligation to share in losses.
Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for outstanding shares that are subject to repurchase.
Diluted net loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports a net loss, the diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because inclusion of such potentially dilutive shares on an as-converted
basis would have been anti-dilutive.
Cash and Cash Equivalents
The Company considers financial instruments with an original maturity of three months or less to be cash and cash equivalents. The Company maintains cash and cash equivalents at multiple financial institutions, and, at times, these balances exceed federally insurable limits. As a result, there is a concentration of credit risk related to amounts on deposit. The Company believes any risks are mitigated through the size and security of the financial institution at which our cash balances are held.
Accounts Receivable, net
Accounts receivable consist of balances due from customers for hardware, professional services and hosted services. Accounts receivable are recorded at invoiced amounts, are non-interest
bearing and are
presented net of the associated allowance for doubtful accounts on the Consolidated Balance Sheets. The allowance for doubtful accounts totaled $131 as of December 31, 2020 and no allowance for doubtful accounts was deemed necessary as of December 31, 2019. The provision for doubtful accounts is recorded in general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss and totaled $512 for the year ended December 31, 2020. Write-offs of accounts receivable deemed uncollectible for the year ended December 31, 2020 totaled $381. The Company evaluates the collectability of the accounts receivable balances and has determined the allowance for doubtful accounts based on a combination of factors, which include the nature of relationship and the prior experience the Company has with the account and an evaluation for current and projected economic conditions as of the Consolidated Balance Sheets date. Accounts receivable determined to be uncollectible are charged against the allowance for doubtful accounts. Actual collections of accounts receivable could differ from management’s estimates.
Significant Customers
A significant customer represents 10% or more of the Company’s total revenue or net accounts receivable balance at each respective Consolidated Balance Sheet date. The significant customers of the Company are also limited partners in the investment fund of an investor in the Company with approximately 32% ownership. The investor does not exert control or influence on these limited partners and, as such these limited partners do not meet the definition of related parties. Revenue as a percentage of total revenue and net accounts receivable as a percentage of total net accounts receivable for each significant customer follows.

	Accounts Receivable		Revenue
	December 31,		Year ended December 31,
	2020	2019	2020	2019
Customer A	*	31%	23%	48%

Customer B	*	14%	*	*

Customer C	30%	*	29%	*

Customer D	30%	*	*	*

Customer E	*	*	*	34%
*Total less than 10% for the respective period
Inventory
Inventories, which are comprised of smart home equipment and components are stated at the lower of cost or net realizable value with cost determined under the first-in,
first-out
(“FIFO”) method. The Company adjusts the inventory balance based on anticipated obsolescence, usage and historical write-offs.
Goodwill
Goodwill represents the excess of cost over net assets of the business combination that was completed during the year ended December 31, 2020 (Note 13). The Company tests for potential impairment of goodwill on an annual basis in November and between annual tests if there are indications of potential goodwill impairment. Qualitative factors are considered first to determine if performing a quantitative test is necessary. No goodwill impairment was recorded during the year ended December 31, 2020.
Property and Equipment, net
Property and equipment is stated at cost, net of accumulated depreciation and amortization. Costs of improvements that extend the economic life or improve service potential are capitalized. Expenditures for routine maintenance and repairs are charged to expense as incurred. Repairs and maintenance expense for the years ended December 31, 2020 and 2019 was $18 and $10, respectively, and is included in general and administrative expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
Depreciation and amortization are included in cost of revenue and general and administrative expenses and are computed using the straight-line basis over estimated useful lives of those assets as follows.

Computer hardware and software	5 years

Furniture and fixtures	7 years

Warehouse equipment	15 years

Leasehold Improvements	Shorter of the estimated useful life or lease term
Impairment of Long-Lived Assets
The Company reviews long-lived assets, including property and equipment, and operating lease right of use assets for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of these assets, or asset groups, is measured by comparing the carrying amounts of such assets or asset groups to the future undiscounted cash flows that such assets or asset groups are expected to generate. If such assets are impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There was no impairment of long-lived assets during 2020 or 2019.
Leases
The Company classifies an arrangement as a lease at inception by determining if the arrangement conveys the right to control the use of the identified asset for a period of time in exchange for consideration. If the arrangement is identified as a lease, classification is determined at the commencement of the arrangement. Operating lease liabilities are recognized at the present value of the future lease payments at the lease commencement date.
The Company estimates its incremental borrowing rate to discount future lease payments. The incremental borrowing rate reflects the interest rate that the Company would expect to pay to borrow on a collateralized basis an amount equal to the lease payments in a similar economic environment over a similar term. Operating lease right-of-use
(“ROU”) assets are based on the corresponding lease liability adjusted for any lease payments made at or before commencement, initial direct costs and lease incentives. Certain leases also include options to renew or terminate the lease at the election of the Company. The Company evaluates these options at lease inception and on an ongoing basis. Renewal and termination options that the Company is reasonably certain to exercise are included when classifying leases and measuring lease liabilities. Operating lease expense is recognized on a straight-line basis over the lease term. Variable lease costs are expensed as incurred. The Company has lease agreements with lease and non-lease
components, which are accounted for as a single lease component for all classes of assets. Lease payments for short-term leases with a term of twelve months or less are expensed on a straight-line basis over the lease term. Operating leases are included in other long-term assets, accrued expenses and other current liabilities, and other long-term liabilities.
Warranty Allowance
The Company provides its customers with limited service warranties associated with product replacement and related services. The warranty typically lasts one year following the installation of the product. The estimated warranty costs, which are expensed at the time of sale and included in cost of revenue, are based on the results of product testing, industry and historical trends and warranty claim rates incurred and are adjusted for identified current or anticipated future trends as appropriate. Actual warranty claim costs could differ from these estimates. Warranty expense included in cost of revenue for the years ended December 31, 2020 and 2019, were $3,694 and $83, respectively. As of December 31, 2020, the Company’s warranty allowance was $3,336 and no warranty allowance was deemed necessary as of December 31, 2019.
During the year ended December 31, 2020, the Company identified a deficiency with batteries contained in certain hardware sold and has included the expected cost of repair and replacement for these batteries in its warranty allowance. As of December 31, 2020, $3,166 is included in the Company’s warranty allowance related to the cost of repairs for this identified deficiency.
Convertible Notes
Certain convertible notes include detachable warrants that are accounted for as equity instruments. The warrants were recorded at fair value.
Convertible Preferred Stock
The Company assessed the provisions of its convertible preferred stock including redemption rights, dividends and voting rights to determine the appropriate classification. The Company determined that its shares of convertible preferred stock are appropriately classified as mezzanine equity because they are contingently redeemable into cash upon the occurrence of an event not solely within the Company’s control. When it is probable that a convertible preferred share will become redeemable, adjustments are recorded to adjust the carrying values. No adjustments have been recorded in 2020 or 2019. Refer to Note 7 for more information on the rights, preferences, privileges and restrictions associated with the convertible preferred stock.
Fair Value of Financial Instruments
Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities subject to on-going
fair value measurement are categorized and disclosed into one of three categories depending on observable or unobservable inputs employed in the measurement. These two types of inputs have created the following fair value hierarchy.
Level 1:    Quoted prices in active markets that are accessible at the measurement date for assets and liabilities.
Level 2:    Observable prices that are based on inputs not quoted in active markets, but corroborated by market data.
Level 3:    Unobservable inputs are used when little or no market data is available.
This hierarchy requires the Company to minimize the use of unobservable inputs and to use observable market data, if available, when determining fair value. The Company recognizes transfers between levels of the hierarchy based on the fair values of the respective financial measurements at the end of the reporting period in which the transfer occurred. There were no transfers between levels of the fair value hierarchy during the years ended December 31, 2020 and 2019. The carrying amounts of the Company’s accounts receivable, accounts payable and accrued and other liabilities approximate their fair values due to their short maturities.
Revenue Recognition
The Company derives its revenue primarily from sales of systems that consist of hardware devices, professional installation services and hosted services to assist property owners and property managers with visibility and control over assets, while providing all-in-one
home control offerings for residents. Revenue is recognized when control of these products and services are transferred to the customer in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those products and services.
The Company may enter into contracts that may contain multiple distinct performance obligations. The transaction price for a typical arrangement includes the price for the smart device hardware, installation services, a hardware hub device, and a subscription to our proprietary software. The subscription is for the hub device only and there is no support or ongoing subscription for other smart device hardware. The Company considers the hardware, installation services and the combination of the hardware hub device and proprietary software (the “hosted services”) to be separate performance obligations. The hardware hub device and the subscription are not sold separately. The hardware performance obligation includes the delivery of hardware, the installation services performance obligation includes the services to install the hardware and the hosted services performance obligation allows the customer to access software during the contracted-use
term when the promised service is transferred to the customer. The Company partners with several manufactures to offer a range of compatible hardware products for its customers. The Company maintains control of the hardware products purchased from manufactures prior to the products being transferred to the customer and consequently bears the inventory risk before or after the products are transferred to the customer. The Company has discretion in establishing the price the customer will pay for the product, consequently, the Company is primarily responsible for fulfilling the promise to provide the product and the Company is considered the principal in these arrangements.
For each performance obligation identified, the Company estimates the standalone selling price, which represents the price at which the Company would sell the good or service separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price, considering available information such as market conditions, review of historical pricing data, and internal pricing guidelines related to the performance obligations. The Company then allocates the transaction price among those obligations based on the estimation of the standalone selling price.
Payments are received by the Company by credit card, check or automated clearing house (“ACH”) payments and payment terms are determined by individual contracts and range from due upon receipt to net 30 days. Taxes collected from customers and remitted to governmental authorities are not included in reported revenue. Payments received from customers in advance of revenue recognition are reported as deferred revenue.
The Company applies the practical expedient that allows for inclusion of the future auto-renewals in the initial measurement of the transaction price. The Company only applies these steps when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services it transfers to a customer.
Timing of Revenue Recognition is as follows.
• Hardware Revenue
Hardware revenue includes the smart home devices which connect to the hardware hub device which is separately discussed in Hosted Services Revenue below. The Company’s performance obligation for hardware revenue is considered satisfied, and revenue is recognized, at a point in time when the hardware device is shipped to the customer. The Company generally provides a one year warranty period on hardware devices. Warranty costs are recognized as a component of cost of revenue in the accompanying Consolidated Statements of Operations and Comprehensive Loss.
• Professional Services Revenue
Professional services consist of installations, do not result in significant customization of the product and are generally performed from two to four weeks in duration. Installations can be performed by the Company, contracted out to a third-party or the customer can perform the installation themselves. The Company’s professional services contracts are generally arranged on a fixed price basis and revenue is recognized over time as installations are completed.
• Hosted Services Revenue
Hosted services include recurring monthly subscription revenue generated from fees that provide customers access to one or more of the Company’s software applications including access controls, asset monitoring and related services. These arrangements have contractual terms typically ranging from one-month
to seven-years and include recurring fixed plan subscription fees. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Customers are granted continuous access to the services over the contractual period. Accordingly, any fixed consideration related to subscription service is recognized on a straight-line basis over the contract term beginning on the date the subscription service is made available to the customer. Variable consideration is immaterial.

The Company also sells the hardware hub device, which only functions with the subscription to the Company’s proprietary software applications and related hosting services and is sold only on an integrated basis. The Company considers the hub device and hosting services subscription a single performance obligation and therefore defers the recognition of revenue for the hub devices. The estimated average in-service
life of the hub device is four years. When a hub device is included in a contract that does not require a long-term service commitment, the customer obtains a material right to renew the service because purchasing a new device is not required upon renewal. If a contract contains a material right, proceeds are allocated to the material right and recognized over the period of benefit, which is generally four years.
Cost of Revenue
Cost of revenue consists primarily of direct costs of products and services together with the indirect cost of customer care and support over the life of the service arrangement.
• Hardware
Cost of hardware revenue consists primarily of direct costs of proprietary products, hardware devices and supplies purchased from third-party providers and shipping and indirect costs related to warehouse facility (including depreciation and amortization of capitalized assets and right-of-use
assets), infrastructure costs, personnel-related costs associated with the procurement and distribution of products and warranty expenses together with the indirect cost of customer care and support.
• Professional Services
Cost of professional services revenue consists primarily of direct costs related to personnel-related expenses for installation and supervision of installation services, general contractor expenses and travel expenses associated with the installation of products and indirect costs that are also primarily personnel-related expenses in connection with training of and ongoing support for customers and residents.
•
Hosted Services
Cost of hosted services revenue consists primarily of the amortization of the direct costs of the hardware hub device consistent with the revenue recognition period noted above in Hosted Services Revenue, warehouse facility (including depreciation and amortization of capitalized assets and right-of-use
assets) and infrastructure costs associated with providing software applications together with the indirect cost of customer care and support over the life of the service arrangement.
Deferred Cost of Revenue
Deferred cost of revenue includes all direct costs included in cost of revenue for hosted services and the hub device that have been deferred to future periods.
Deferred Contract Costs
The Company capitalizes commission expenses paid to internal sales personnel that are incremental to obtaining new customer contracts. Costs related to the initial signing of contracts are amortized over the average customer life, which has been estimated to be four years. The Company determined the period of benefit by taking into consideration the length of terms in its customer contracts, including renewals and extensions. Amounts expected to be recognized within one year of the balance sheet date are recorded as deferred contract costs, current and is included in prepaid expenses and other current assets on the Consolidated Balance Sheets; the remaining portion is recorded as deferred contract costs non-current,
and is included in other long-term assets on the Consolidated Balance Sheets. Amortization expense related to deferred contract costs is included in sales and marketing expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The following table represents a roll-forward of the Company’s deferred contract costs:

	Year ended December 31,
	2020	2019
Balance as of January 1	$—	$—

Additions to deferred contract costs	218	—

Amortization of deferred contract costs	(17)	—

Balance as of December 31	$201	$—

Research and Development
The Company invested $9,406 and $7,731 in research and development during the years ended December 31, 2020 and 2019, respectively. These expenses were incurred for the research and development of new products and services and enhancements to the Company’s existing product offerings. Costs related to preliminary project activities and post-implementation activities are expensed as incurred.
Advertising
Advertising costs are expensed as incurred and recorded as a component of sales and marketing expense in the accompanying Consolidated Statements of Operations and Comprehensive Loss. The Company incurred $663 and $712 of advertising costs during the years ended December 31, 2020 and 2019, respectively.
Stock-Based Compensation
The Company’s stock-based compensation relates to stock options granted to employees of the Company. Stock-based award expense is measured based on the grant date fair value. The Company estimates the fair value of stock option awards granted to employees and directors on the grant date using the Black-Scholes option-pricing model. The fair value of stock option awards is recognized as compensation expense on a straight-line basis over the requisite service period in which the awards are expected to vest and forfeitures are recognized as they occur.
The Black-Scholes model considers several variables and assumptions in estimating the fair value of stock-based awards. These variables include the per share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected annual dividend yield, the expected stock price volatility over the expected term and forfeitures, which are recognized as they occur. For all stock options granted, the Company calculated the expected term using the simplified method for “plain vanilla” stock option awards. The Company’s Common Stock is not currently publicly traded and therefore has no publicly available stock price information; accordingly, the Company uses the historical volatility of the stock price of identifiable publicly traded peer companies. The risk-free interest rate is based on the yield available on U.S. Treasury zero-coupon
issues similar in duration to the expected term of the equity-settled award.
Income taxes
The Company reports for the effects of income taxes by applying the asset and liability methodology. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the period in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. A valuation allowance of $18,832 and $9,551 for the years ended December 31, 2020 and 2019, respectively, has been established to offset the deferred tax assets as realization of such assets is uncertain.
The Company’s methodology establishes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company’s primary jurisdiction is the United States. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.
Segments
The Company has one operating segment and one reportable segment as its chief operating decision maker, who is its Chief Executive Officer, reviews financial information on a consolidated basis for purposes of allocating resources and evaluating financial performance. The Company’s principal operations are in the United States and the Company’s long-lived assets are located primarily within the United States. The Company held $7,941 assets outside the United States at December 31, 2020, and no assets were held outside of the United States at December 31, 2019.
Recent Accounting Guidance Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
 “Financial Instruments

—

Credit Losses (Topic 326)”
 which modifies the measurement of expected credit losses of certain financial instruments. This update is effective for fiscal years beginning after December 15, 2022 and must be applied using a modified-retrospective approach, with early adoption permitted. The adoption of ASU
2016-13
may have an impact on the Company’s accounting for accounts receivable and bad debt expense included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations and Comprehensive Loss. The Company is evaluating the extent of such impact.
In December 2019, the FASB issued ASU
No. 2019-12,
“
Income Taxes (Topic 740)”
, which simplifies the accounting for income taxes, primarily by eliminating certain exceptions to ASC 740. This standard is effective for fiscal periods beginning after December 15, 2021. The Company does not plan to early adopt this standard is currently evaluating the impact of this guidance on its Consolidated Financial Statements.

Fifth Wall Acquisition Corp [Member]
Accounting Policies [Line Items]
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies
Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amount represented in the balance sheet, primarily due to their short-term nature.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.
Deferred Offering Costs Associated with the Proposed Public Offering
Deferred offering costs consist of legal fees incurred through the balance sheet date that are directly related to the Proposed Public Offering and that will be charged to stockholder’s equity upon the completion of the Proposed Public Offering. Should the Proposed Public Offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.
Net Loss Per Share of Common Stock
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” Net loss per share is computed by dividing net loss by the weighted average number of shares of Class B common stock outstanding during the period excluding Class B common stock subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of
1,125,000
shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (Note 4). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were deemed de minimus as of December 31, 2020.
FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The provision for income taxes was deemed to be de minimus for the period from November 23, 2020 (inception) through December 31, 2020.
Recent Accounting Standards
The Company’s management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying financial statements.

Note 2—Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021 or any future period.

The accompanying condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Form
8-K
and the final prospectus filed by the Company with the SEC on February 16, 2021 and February 8, 2021, respectively.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s condensed financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed financial statements and the reported amounts of revenues and expenses during the reporting periods. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.
Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents held outside the Trust Account as of June 30, 2021 and December 31, 2020.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. As of June 30, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.
Investments Held in Trust Account
The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying unaudited condensed statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the condensed balance sheets.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
Offering Costs Associated with the Initial Public Offering
Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs associated with the Class A common stock issued were charged to stockholders’ equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current
liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.
Class A Common Shares Subject to Possible Redemption
Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including shares of Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock are classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of June 30, 2021, 32,738,037 shares of Class A common stock subject to possible redemption at the redemption amount were presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s condensed balance sheet.
Income Taxes
The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of June 30, 2021 and December 31, 2020, the Company had deferred tax assets of approximately $686,000 and approximately $1,000, respectively, with a full valuation allowance against them.
FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of June 30, 2021. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. The Company’s currently taxable income primarily consists of income from investments held in the Trust Account. The Company’s general and administrative costs are generally considered start-up
costs and are not currently deductible.

No amounts were accrued for the payment of interest and penalties as of June 30, 2021 or December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
Net income (loss) per common stock
The Company’s condensed statements of operations include a presentation of net income (loss) per share for Class A common stock subject to possible redemption in a manner similar to the two-class
method of net income (loss) per common stock. Net income (loss) per common stock, basic and diluted, for Class A common stock is calculated by dividing the interest income earned on the Trust Account, less interest available to be withdrawn for the payment of taxes, by the weighted average number of Class A common stock outstanding for the periods. Net income (loss) per common stock, basic and diluted, for Class B common stock is calculated by dividing the net income (loss), adjusted for income attributable to Class A common stock, by the weighted average number of Class B common stock outstanding for the periods. Class B common stock include the Founder Shares as these common stocks do not have any redemption features and do not participate in the income earned on the Trust Account.
The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$4,065	$16,945
Less: Company’s portion available to be withdrawn to pay taxes	(4,065)	(16,945)

Net income attributable	$—	$—

Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding of redeemable Class A common stock	34,500,000	34,500,000

Basic and diluted net income per ordinary share, redeemable Class A common stock	$0.00	$0.00

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Non-redeemable Class A and Class B common stock
Numerator: Net loss minus net income allocable to redeemable Class A common stock
Net (loss) income	$(3,013,721)	$(3,266,527)
Net income allocable to redeemable Class A common stock	—	—

Net (loss) income attributable to non-redeemable Class A and Class B common stock	$(3,013,721)	$(3,266,527)

Denominator: weighted average of non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding of non-redeemable Class A and Class B common stock	9,672,500	9,204,392

Basic and diluted net (loss) income per ordinary share, non-redeemable Class A and Class B common stock	$(0.31)	$(0.35)

Recently Accounting Pronouncements
In August 2020, the FASB issued ASU No.
2020-06,
 Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
 (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU
2020-06
on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.
Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed financial statements.